J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

( the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated February 24, 2026 to the current Summary Prospectuses,

Prospectuses and Statements of Additional Information, as supplemented

Effective March 1, 2026, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andreas Michalitsianos	2026	Managing Director
Vikas Pathani	2025	Managing Director
Raymond Keiser	2019	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Corporate Bond Fund” section of the Fund’s Prospectuses is deleted in its entirety and replaced with the following:

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Andreas Michalitsianos, Managing Director and CFA charterholder, Raymond Keiser, Executive Director and CFA charterholder, and Vikas Pathani, Managing Director. An employee of JPMIM since 2002 and a portfolio manager of the Fund since 2026, Mr. Michalitsianos is the head of the Global Credit team within J.P. Morgan Asset Management’s Global Fixed Income, Currency & Commodities Group (GFICC). Prior to assuming this role, Mr. Michalitsianos was a senior portfolio manager within the Global Investment Grade Corporate Credit Team, and a lead manager on all Global, Euro, Sterling and unconstrained credit portfolios. An employee of JPMIM since 2010 and a portfolio manager of the Fund since 2019, Mr. Keiser is a member of the GFICC group and a portfolio manager within the Investment Grade Corporate Credit team managing a variety of different strategies. Mr. Keiser previously served as an analyst on the Fixed Income Date Integrity team and most recently was a portfolio manager on the short duration team where he focused primarily on investment grade credit. Mr. Keiser is responsible for establishing and monitoring the overall duration, yield curve, sector allocation, and the overweights and underweights of the Fund’s portfolio versus the benchmark. Mr. Pathani has been a portfolio manager for the Fund since April 2025 and an employee of JPMIM or its affiliates since 2004. He is a member of the GFICC group and the Head of U.S. Credit on the Global Investment Grade Corporate Credit team. Most recently, Mr. Pathani oversaw financial sector investments across the capital structure as well as hybrid capital strategies, focused on bank capital and corporate hybrids.

SUP-CB-PM-226

Effective March 1, 2026, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Fund
Raymond Keiser	4	846,756	9	943,672	31	20,185,777
Vikas Pathani	1	1,228,121	0	0	0	0
Andreas Michalitsianos******	5	8,778,875	34	34,182,252	22	12,439,656

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Fund
Raymond Keiser	0	0	0	0	0	0
Vikas Pathani	0	0	0	0	0	0
Andreas Michalitsianos******	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
******	As of 1/31/26

In addition, effective March 1, 2026, the information in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Corporate Bond Fund
Raymond Keiser	X
Vikas Pathani	X
Andreas Michalitsianos*****	X

*****	As of 01/31/26

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE